Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] - Options granted from June 2017 [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	453,845	92,424
Granted	684,620	376,310
Vested		(10,716)
Forfeited		(4,173)
Outstanding, end of year	1,138,465	453,845